Schedule of Investments ─ IQ Hedge Long/Short Tracker ETF

January 31, 2022 (unaudited)

	Shares	Value
Exchange Traded Note — 1.6%

Volatility Note — 1.6%
iPath Series B S&P 500 VIX Short-Term Futures ETN*
(Cost $353,690)	15,129	$323,912

Investment Companies — 97.7%

Bank Loan Funds — 9.1%
Invesco Senior Loan ETF(a)	34,637	761,321
SPDR Blackstone Senior Loan ETF	23,690	1,080,027
Total Bank Loan Funds		1,841,348

International Equity Core Funds — 17.3%
iShares Core MSCI EAFE ETF	23,653	1,693,791
Vanguard FTSE Developed Markets ETF	36,500	1,791,785
Total International Equity Core Funds		3,485,576

International Large Cap Growth Fund — 7.4%
iShares MSCI EAFE Growth ETF	14,925	1,490,411

International Small Cap Equity Funds — 3.7%
Schwab International Small-Cap Equity ETF(a)	5,458	209,642
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	4,307	543,500
Total International Small Cap Equity Funds		753,142

Investment Grade Corporate Bond Funds — 22.2%
iShares Broad USD Investment Grade Corporate Bond ETF	5,492	318,536
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	14,652	1,871,939
Vanguard Intermediate-Term Corporate Bond ETF	25,295	2,288,186
Total Investment Grade Corporate Bond Funds		4,478,661

U.S. Large Cap Core Funds — 25.4%
Energy Select Sector SPDR Fund	9,314	613,979
Financial Select Sector SPDR Fund	58,427	2,282,159
Health Care Select Sector SPDR Fund	5,810	762,446
Vanguard Energy ETF	1,473	134,308
Vanguard Financials ETF	6,159	591,387
Vanguard Health Care ETF	3,043	746,570
Total U.S. Large Cap Core Funds		5,130,849

U.S. Momentum Fund — 8.3%
iShares MSCI USA Momentum Factor ETF(a)	10,155	1,679,637

U.S. REITS Funds — 4.2%
Fidelity MSCI Real Estate Index ETF	1,118	35,631
iShares Core U.S. REIT ETF	685	43,066
Vanguard Real Estate ETF(a)	7,224	767,478
Total U.S. REITS Funds		846,175

U.S. Ultra Short Term Bond Funds — 0.1%
Invesco Treasury Collateral ETF	2	211
IQ Ultra Short Duration ETF†	506	24,531
Total U.S. Ultra Short Term Bond Funds		24,742

Total Investment Companies
(Cost $20,336,844)		19,730,541

Short-Term Investments — 15.0%

Money Market Funds — 15.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	2,994,738	2,994,738
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	23,781	23,781
Total Short-Term Investments
(Cost $3,018,519)		3,018,519

Total Investments — 114.3%
(Cost $23,709,053)		23,072,972
Other Assets and Liabilities, Net — (14.3)%		(2,887,230)
Net Assets — 100.0%		$20,185,742

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,990,174; total market value of collateral held by the Fund was $5,041,053. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,046,315.
(b)	Reflects the 1-day yield at January 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Swap contracts outstanding at January 31, 2022:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	12/04/2023	Monthly	$(387,840)	$–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	58,207	–
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	3,378	–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	216,353	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	72,308	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	72,182	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	30,702	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	2,327	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	30,218	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	160,550	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	4,087	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	177,459	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	141,302	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.54%	12/04/2023	Monthly	159,280	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF - 3.13%	12/04/2023	Monthly	(171,775)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF - 5.45%	12/04/2023	Monthly	(91,464)	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	19,858	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1 Day FEDEF - 2.10%	12/04/2023	Monthly	(69,933)	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	102,395	–
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	12/04/2023	Monthly	(288,793)	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF - 5.94%	12/04/2023	Monthly	(122,361)	–
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	12,765	–
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	56,076	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	51,486	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	169,851	–
Vanguard Growth ETF	Morgan Stanley	1 Day FEDEF - 0.35%	12/04/2023	Monthly	(353,188)	–
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	70,903	–
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF - 0.78%	12/04/2023	Monthly	(65,873)	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	216,923	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 2.12%	12/04/2023	Monthly	(56,692)	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	72,774	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1 Day FEDEF - 1.79%	12/04/2023	Monthly	(32,584)	–

Schedule of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 2.82%	12/04/2023	Monthly	$(229,919)	$–
						$–

At January 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(e)	Reflects the value at reset date of January 31, 2022.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Note	$323,912	$–	$–	$323,912
Investment Companies	19,730,541	–	–	19,730,541
Short-Term Investments:
Money Market Funds	3,018,519	–	–	3,018,519
Total Investments in Securities	23,072,972	–	–	23,072,972
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$23,072,972	$–	$–	$23,072,972
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2022	Value ($) at 01/31/2022
IQ Ultra Short Duration ETF	317	15,726	166,217	(156,302)	(857)	(253)	515	–	506	24,531